Stockholders' Equity - Information Regarding Stock Options Outstanding and Exercisable (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number Outstanding	3,424,000	650,000	650,000
Weighted Average Exercise Price	$ 0.28	$ 0.24	$ 0.24
Aggregate Intrinsic Value	$ 0
Number Outstanding	1,408,000
Aggregate Intrinsic Value	$ 0
Range 01 [Member]
Range of Exercise Prices	$ 0.20
Range of Exercise Prices	$ 0.25
Number Outstanding	650,000
Weighted Average Remaining Contractual Life (Years)	7 years 6 months
Weighted Average Exercise Price	$ 0.24
Aggregate Intrinsic Value	$ 0
Range of Exercise Prices	$ 0.20
Range of Exercise Prices	$ 0.25
Number Outstanding	650,000
Weighted Average Remaining Contractual Life (Years)	7 years 6 months
Weighted Average Exercise Price	$ 0.24
Aggregate Intrinsic Value	$ 0
Range 02 [Member]
Range of Exercise Prices	$ 0.26
Range of Exercise Prices	$ 0.30
Number Outstanding	1,862,000
Weighted Average Remaining Contractual Life (Years)	9 years 2 months 15 days
Weighted Average Exercise Price	$ 0.27
Aggregate Intrinsic Value	$ 0
Range of Exercise Prices	$ 0.26
Range of Exercise Prices	$ 0.30
Number Outstanding	758,000
Weighted Average Remaining Contractual Life (Years)	9 years 2 months 15 days
Weighted Average Exercise Price	$ 0.27
Aggregate Intrinsic Value	$ 0
Range 03 [Member]
Range of Exercise Prices	$ 0.30
Range of Exercise Prices	$ 0.33
Number Outstanding	912,000
Weighted Average Remaining Contractual Life (Years)	9 years 5 months 15 days
Weighted Average Exercise Price	$ 0.33
Aggregate Intrinsic Value	$ 0